Stockholders' Equity - Schedule of Nonvested Restricted Stock Unit Activity (Details) - Restricted Stock [Member] - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Non-vested shares, Beginning Balance	1,436,170	169,166	208,333
Granted		1,436,170
Vested		(2,500)	(39,167)
Forfeited		(166,666)
Non-vested shares, Ending Balance	1,436,170	1,436,170	169,166